Property and Equipment, Net (Details Textual)	3 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)
Property and Equipment, Net (Textual)
Depreciation and amortization expense	$ 67,886	$ 120,520	$ 320,737	$ 67,587
Impairment		$ 127,177	$ 127,177